Securities Act Registration No. 333-52970

Investment Company Act Registration No. 811-07254

As filed with the Securities and Exchange Commission on August 21, 2023

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.

☒	Post-Effective Amendment No. 63

and/or

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 64

(Check appropriate box or boxes.)

JOHNSON MUTUAL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

3777 West Fork Road,

Cincinnati, Ohio 45247

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 661-3100

Marc E. Figgins

3777 West Fork Road,

Cincinnati, Ohio 45247

(Name and Address of Agent for Service)

With copy to:

Andrew Davalla

3900 Key Center, 127 Public Square

Cleveland, Ohio 44114

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☒	On September 15, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	On (date) pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment to its Registration Statement that was filed on June 22, 2023, accession number 0001104659-23-073830 (Amendment No. 63). Amendment No. 63 to the Trust’s Registration Statement relates to the Johnson Equity Income Fund, Johnson Opportunity Fund and Johnson Institutional Core Bond Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 62 under the Securities Act of 1933 and Amendment No. 63 under the Investment Company Act of 1940, as amended, filed on June 22, 2023, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cleveland, State of Ohio on the 21st day of August, 2023.

JOHNSON MUTUAL FUNDS TRUST

By:	/s/ Jason O. Jackman
JASON O. JACKMAN
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RONALD H. McSWAIN*	TRUSTEE	)
		)	*By:	/s/ TIMOTHY E. JOHNSON
		)	TIMOTHY E. JOHNSON
JAMES J. BERRENS*	TRUSTEE	)	Attorney-In-Fact
		)	August 21, 2023
)
JOHN R. GREEN*	TRUSTEE	)
)
)
JERI B. RICKETTS	TRUSTEE	)

JONATHAN ADAMS	TRUSTEE	/s/ JONATHAN ADAMS

DALE H. COATES	TRUSTEE	/s/ DALE H. COATES

JULIE J. MURPHY	TRUSTEE	/s/ JULIE J. MURPHY

GREGORY R. SIMPSON	TRUSTEE	/s/ GREGORY R. SIMPSON

/s/ TIMOTHY E JOHNSON
TIMOTHY E JOHNSON
Trustee

/s/ MARC E. FIGGINS
MARC E. FIGGINS

Treasurer, Principal Financial Officer and Principal Accounting Officer